Dec. 29, 2023
Siren Nasdaq NexGen Economy ETF

SIREN ETF TRUST

(the “Trust”)

Siren Nasdaq NexGen Economy ETF

(the “Fund”)

Supplement dated December 29, 2023 to:

•	the Fund’s Summary Prospectus dated August 16, 2023; and
•	the Fund’s Prospectus dated July 28, 2023.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The Board of Trustees of the Trust has approved a change in classification of the Fund from a non-diversified company to a diversified company. Accordingly, effective immediately:

1.	The second sentence of the eighth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted.

2.	The following sentences are added to the end of the “Principal Risks - ETF Risks - Tracking Error Risk” section of the Summary Prospectus and Prospectus: “The Fund is a diversified fund. If the Index becomes non-diversified, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Index was diversified, and the Fund’s tracking error therefore may increase under such circumstances. If the value of one or more Index constituents increases significantly, the Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index.”

3.	The following sentences are added as new second and third sentences of the “More Information About the Funds – Risks – ETF Risks – Tracking Error Risk” section of the Prospectus: “Each Fund is a diversified Fund. If a Fund’s Index becomes non-diversified, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Fund’s Index was diversified, and the Fund’s tracking error therefore may increase under such circumstances. If the value of one or more Index constituents increases significantly, a Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index.”

4.	The “Non-Diversification Risk” disclosure is hereby deleted from the “Principal Risks” section of the Summary Prospectus and Prospectus, and the “Non-Diversification Risk (NexGen Fund)” disclosure is hereby deleted from the “More Information About the Funds – Risks” section of the Prospectus.